Basis of preparation of the financial statements - Discount rates applied in discounting the lease liabilities at present value (Details)	Dec. 31, 2019
Locomotives
Disclosure of quantitative information about right-of-use assets
Discount rates applied in discounting the lease liabilities at present value	7.00%
Minimum | Ports
Disclosure of quantitative information about right-of-use assets
Discount rates applied in discounting the lease liabilities at present value	3.00%
Minimum | Vessels/Ships
Disclosure of quantitative information about right-of-use assets
Discount rates applied in discounting the lease liabilities at present value	3.00%
Minimum | Pellets plants
Disclosure of quantitative information about right-of-use assets
Discount rates applied in discounting the lease liabilities at present value	3.00%
Minimum | Properties
Disclosure of quantitative information about right-of-use assets
Discount rates applied in discounting the lease liabilities at present value	3.00%
Minimum | Energy plants
Disclosure of quantitative information about right-of-use assets
Discount rates applied in discounting the lease liabilities at present value	4.00%
Minimum | Mining equipment
Disclosure of quantitative information about right-of-use assets
Discount rates applied in discounting the lease liabilities at present value	4.00%
Maximum | Ports
Disclosure of quantitative information about right-of-use assets
Discount rates applied in discounting the lease liabilities at present value	6.00%
Maximum | Vessels/Ships
Disclosure of quantitative information about right-of-use assets
Discount rates applied in discounting the lease liabilities at present value	6.00%
Maximum | Pellets plants
Disclosure of quantitative information about right-of-use assets
Discount rates applied in discounting the lease liabilities at present value	6.00%
Maximum | Properties
Disclosure of quantitative information about right-of-use assets
Discount rates applied in discounting the lease liabilities at present value	7.00%
Maximum | Energy plants
Disclosure of quantitative information about right-of-use assets
Discount rates applied in discounting the lease liabilities at present value	5.00%
Maximum | Mining equipment
Disclosure of quantitative information about right-of-use assets
Discount rates applied in discounting the lease liabilities at present value	6.00%